S000080208 [Member] Shareholder Fees	Nov. 30, 2025 USD ($)
AB US Large Cap Strategic Equities ETF | AB US Large Cap Strategic Equities ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0